Income Taxes - Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current tax benefit (expense)	$ (14)	$ (11)	$ (15)
Deferred tax benefit (expense)	29	70
Income tax benefit (expense)	$ 15	$ 59	$ (15)